LEASES - Future minimum lease payments for operating and financing leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Future minimum lease payments under non-cancellable operating lease agreements
2023	$ 5,379
2024	5,055
2025	1,735
Total minimum operating lease payments	12,169
Less: Imputed interest	(600)
Total lease liability balance	11,569
Minimum future lease payments under the Finance Leases
2023	48
2024	34
Total minimum lease payments	82
Less: Imputed interest	(4)
Total lease liability balance	$ 78
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities
Fulfillment
Minimum future lease payments under the Finance Leases
Total operating and short-term lease costs	$ 3,344	$ 3,299	$ 2,893
Selling and marketing
Minimum future lease payments under the Finance Leases
Total operating and short-term lease costs	1,288	1,042	705
General and administrative
Minimum future lease payments under the Finance Leases
Total operating and short-term lease costs	$ 1,454	$ 1,863	$ 1,736